Restructuring - Schedule of initial restructuring charge recorded and the ending reserve balance (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring
Severance charges	$ 2	$ 11
2025 Restructuring Plan
Restructuring
Initial Charge Recorded			$ 15
Ending Reserve Balance			11
Severance charges			15
Payment of restructuring			4
2025 Restructuring Plan | CARFAX
Restructuring
Initial Charge Recorded			1
2025 Restructuring Plan | B2B
Restructuring
Initial Charge Recorded			14
Ending Reserve Balance			11
2024 Restructuring Plan
Restructuring
Initial Charge Recorded			6
Ending Reserve Balance			1
Payment of restructuring			5
2024 Restructuring Plan | Maximum
Restructuring
Payment of restructuring				$ 1
2024 Restructuring Plan | B2B
Restructuring
Initial Charge Recorded			6
Ending Reserve Balance			$ 1